Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Conduit Pharmaceuticals Ltd [Member]
Schedule of Accrued Expenses

Accrued expenses consisted of the following as of March 31, 2023 and December 31, 2022 (in thousands):

	March 31,	December 31,
	2023	2022
Accrued expenses:
Professional service fees	$2,419	$2,246
Payroll	25	338
Total accrued expenses and other current liabilities	$2,444	$2,584

Conduit Pharmaceuticals Limited [Member]
Schedule of Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Accrued expenses:
Professional service fees	$2,246	$1,308
Payroll	338	921
Other current liabilities:
Other	-	6
Total accrued expenses and other current liabilities	$2,584	$2,235